Other income, net (Tables)	12 Months Ended
Mar. 31, 2023
Other operating income expense [Abstract]
Other income, net
Other income, net consists of the following:
	For the Year Ended March 31,
	2023		2022		2021
Loss/(gain) on sale/disposal of non-current assets, net (1)(2)	Rs.	1,211	Rs.	(1,119)	Rs.	42
Sale of spent chemicals		(391)		(348)		(270)
Scrap sales		(280)		(206)		(142)
Miscellaneous income, net (3)		(6,447)		(1,088)		(612)
	Rs.	(5,907)	Rs.	(2,761)	Rs.	(982)

(1)
Included in the year ended March 31, 2023, is an amount of Rs.991 (EUR 11.36) representing the loss on sale of assets, pursuant to an agreement with Delpharm Development Leiden B.V for the transfer of certain assets, liabilities and employees at its site at Leiden, Netherlands. This transaction pertains to the Company’s Global Generics segment.

(2)
Included in the year ended March 31, 2022, is an amount of Rs.1,064 representing gain on sale of intangible assets, pursuant to a definitive agreement with Citius for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox). Refer to Note 14 (“Other intangible assets”) of these consolidated financial statements for further details.

(3)
Miscellaneous income for the year ended March 31, 2023 includes an amount of Rs.5,638 (U.S.$71.39 discounted to present value) towards the settlement of an ongoing patent litigation relating to the launch of a product with Indivior Inc., Indivior UK Limited, and Aquestive Therapeutics, Inc.  Refer to Note 32 (“Contingencies – Product and patent related matters – Launch of Product”) in these consolidated financial statements for further details.